Income tax	12 Months Ended
Dec. 31, 2022
Income Tax
Income Tax

17.Income Tax

Income tax reconciliation

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statements of operations for the year ended December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Loss before income taxes	$12,551	$(34,916)
Statutory tax rate	26.5%	26.5%
Expected expense (recovery) at statutory rate	3,326	(9,252)
Non-taxable/deductible items	(3,286)	4,343
Flow through share renunciation	—	348
Change in unrecognized Deferred tax assets	(40)	4,561
Income tax expense	$—	$—

The significant components of the Company’s deferred income tax assets (liabilities) are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax liabilities:
Current convertible notes payable	$(5,659)	$—
Plant and equipment	(2,933)	(448)
	$(8,592)	$(448)
Deferred tax assets:
Non-capital loss	$6,823	$448
Current financial derivative liability - convertible notes	1,769	—
	$8,592	$448
Deferred income tax assets / (liabilities)	$—	$—

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. The unrecognized deductible temporary differences at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Non-capital loss carry-forwards	$29,192	$37,505
Exploration and evaluation properties	19,937	16,521
Capital loss carry-forward	21,542	20,059
Other	11,445	7,703
Total unrecognized temporary differences	$82,116	$81,788

The capital loss of $21,542 (December 31, 2021 - $20,059) can be carried forward indefinitely and can only be realized against future capital gains.

The Company has non-capital loss carryforwards of approximately $52,576 (December 31, 2021 – $36,903) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Loss carry-forward
Year	amount
2035	$1,213
2036	4,069
2037	1,172
2038	7,453
2039	1,440
2040	7,109
2041	14,931
2042	15,189
Total	$52,576

The Company also has non-capital loss carryforwards of $2,292 to apply against future year income tax in other jurisdictions. The majority of these carry forward losses do not expire.